UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07239

Name of Registrant:	Vanguard Horizon Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1:	Schedule of Investments

December 31, 2004

		Market
		Value
Vanguard Global Equity Fund - Schedule of Investments	Shares	(000)

COMMON STOCKS (93.5%)

Austria
Voestalpine AG	2,700	$ 210

Australia (2.0%)
Australia & New Zealand Bank Group Ltd.	504,546	8,144
Santos Ltd.	574,400	3,818
Westpac Banking Corp., Ltd.	207,400	3,169
Iluka Resources Ltd.	420,516	2,073
Caltex Australia Ltd.	174,022	1,481
Orica Ltd.	82,100	1,311
Coles Myer Ltd.	148,600	1,149
Amcor Ltd.	194,826	1,123
WMC Resources Ltd.	176,636	1,000
Alumina Ltd.	204,000	950
Rinker Group Ltd.	65,098	543
QBE Insurance Group Ltd.	34,900	420
Promina Group Ltd.	66,800	283
Insurance Australia Group Ltd.	50,400	254

		25,718

Belgium (0.2%)
Dexia	98,800	2,272

Bermuda (0.8%)
Jardine Strategic Holdings Ltd.	1,291,900	10,594

Canada (5.2%)
Imperial Oil Ltd.	162,600	9,656
Rogers Communications, Inc. Class B	367,900	9,654
* Nortel Networks Corp.	2,463,430	8,597
Alcan Inc.	158,800	7,793
* Inco Ltd.	210,600	7,746
Bombardier Inc. Class B	2,225,900	4,422
BCE INC	155,700	3,758
Abitibi-Consolidated Inc.	446,200	3,076
Fairmont Hotels & Resorts Inc.	74,300	2,575
Agrium, Inc.	176,150	2,968
* ACE Aviation Holdings, Inc.	70,600	2,095
Canadian Natural Resources Ltd.	26,300	1,125
PetroKazakhstan Inc.	29,900	1,111
Methanex Corp.	26,700	488
Talisman Energy, Inc.	15,600	421
Penn West Petroleum Ltd.	4,500	298
* Sherritt International Corp.	15,200	126

		65,909

China (0.5%)
China Mobile (Hong Kong) Ltd.	972,000	3,295
PetroChina Co. Ltd.	5,678,000	3,032
China Petroleum & Chemical Corp.	774,000	319

		6,646

Denmark (0.4%)
* William Demant A/S	47,800	2,245
Coloplast A/S B Shares	35,400	1,944
* Vestas Wind Systems A/S	89,999	1,118

		5,307

Finland (0.9%)
Sampo Oyj A Shares	253,100	3,495
Metso Oyj	173,500	2,750
TietoEnator Oyj B Shares	78,020	2,482
M-Real Oyj B Shares	271,915	1,737
Rautaruuki Oyj	32,200	383
* Elisa Oyj Class A	14,850	239

		11,086

France (2.3%)
BNP Paribas SA	59,322	4,298
Cie. de St. Gobain SA	66,500	4,006
* Alcatel SA	208,100	3,239
Carrefour SA	64,208	3,058
Groupe Danone	30,700	2,835
Sanofi-Aventis	34,480	2,760
* SCOR SA	1,287,600	2,433
AXA	93,800	2,318
Thales SA	39,200	1,882
* Atos Origin SA	26,400	1,793
Sanofi-Aventis	3,800	304
France Telecom SA	4,900	162

		29,088

Germany (2.0%)
BASF AG	55,100	3,969
E.On AG	38,620	3,520
Fresenius Medical Care AG	40,900	3,292
Schering AG	43,758	3,272
Bayerische Motoren Werke AG	61,480	2,774
Continental AG	41,765	2,653
Allianz AG	18,245	2,420
Deutsche Post AG	82,200	1,888
Fresenius Medical Care AG ADR	29,244	784
Rheinmetall AG Pfd.	3,830	200
Adidas-Salomon AG	1,182	191

		24,963

Hong Kong (4.8%)
Jardine Matheson Holdings Ltd.	1,036,702	16,484
New World Development Co., Ltd.	7,291,060	8,161
Henderson Land Development Co. Ltd.	1,117,000	5,806
Television Broadcasts Ltd.	1,068,000	4,960
Hysan Development Co., Ltd.	2,066,875	4,348
Hong Kong Aircraft & Engineering Co., Ltd.	668,000	3,601
Hong Kong Exchanges & Clearing Ltd.	1,135,000	3,037
Wheelock and Co. Ltd.	1,901,000	3,131
SmarTone Telecommunications Ltd.	2,082,790	2,331
Hong Kong and Shanghai Hotels Ltd.	2,491,000	2,227
i-CABLE Communications Ltd.	5,207,000	1,943
* First Pacific Co. Ltd.	6,094,000	1,627
* Next Media Ltd.	2,894,000	1,443
* Mandarin Oriental International Ltd.	1,271,690	992
Asia Satellite Telecommunications Holdings Ltd.	369,500	711

		60,802

Indonesia (0.9%)
PT Astra International Tbk	3,140,576	3,248
PT Bank Indonesia Tbk	58,085,229	2,628
PT Semen Gresik Tbk	1,231,000	2,453
PT Gudang Garam Tbk	1,149,900	1,679
PT Matahari Putra Prima Tbk	12,562,500	778
* PT Citra Marga Nusaphala Persada Tbk	774,000	69
* PT Mulia Industrindo Tbk	921,000	28

		10,883

Ireland (0.5%)
Independent News & Media PLC	941,918	2,970
Eircom Group PLC	641,000	1,507
Fyffes PLC	462,500	1,213

		5,690

Italy (1.2%)
* Luxottica Group SpA ADR	179,800	3,666
Saipem SpA	271,200	3,262
Unicredito Italiano SpA	505,900	2,909
* Fastweb SpA	37,500	2,160
* Fiat SpA	245,300	1,967
Banca Intesa SpA	241,100	1,160
Natuzzi SpA-SP ADR	50,700	550

		15,674

Japan (10.1%)
Mitsui Osk Lines Ltd.	807,000	4,843
Japan Tobacco, Inc.	386	4,407
Sumitomo Mitsui Financial Group, Inc.	565	4,108
Nippon Oil Corp.	590,000	3,783
East Japan Railway Co.	636	3,538
Tokyo Gas Co., Ltd.	842,000	3,451
Kirin Brewery Co., Ltd.	350,000	3,446
Nippon Telegraph and Telephone Corp.	752	3,376
FamilyMart Co., Ltd.	114,900	3,347
Fuji Photo Film Co., Ltd.	90,000	3,285
Sumitomo Electric Industries Ltd.	295,000	3,210
Sumitomo Trust & Banking Co., Ltd.	434,000	3,138
Hitachi Ltd.	404,000	2,799
Dai-Nippon Printing Co., Ltd.	168,000	2,695
Chiba Bank Ltd.	372,000	2,487
Kao Corp.	96,000	2,455
Takeda Chemical Industries Ltd.	48,000	2,417
Toyota Motor Corp.	56,000	2,279
Sumitomo Metal Mining Co.	316,000	2,257
Ito-Yokado Co., Ltd.	53,000	2,224
Matsushita Electric Industrial Co., Ltd.	140,000	2,222
Sumitomo Forestry Co.	218,000	2,189
Tanabe Seiyaku Co., Ltd.	212,000	2,185
Nippon Sanso Corp.	368,000	2,158
Bank of Yokohama Ltd.	338,000	2,131
Sankyo Co., Ltd.	41,000	2,073
NTT DoCoMo, Inc.	1,066	1,966
Nintendo Co.	15,000	1,884
Nippon Mining Holdings Inc.	400,000	1,882
Mitsubishi Corp.	142,000	1,835
Onward Kashiyama Co., Ltd.	126,000	1,833
Matsushita Electric Works, Ltd.	205,000	1,787
Nippon Suisan Kaisha Ltd.	508,000	1,700
Secom Co., Ltd.	40,000	1,600
Tokyo Broadcasting System, Inc.	98,000	1,598
Kawasaki Kisen Kaisha Ltd.	244,000	1,569
NGK Insulators Ltd.	164,000	1,568
Mitsubishi Gas Chemical Co.	328,000	1,546
Kawasaki Heavy Industries Ltd.	928,000	1,521
JS Group Corp.	82,000	1,489
Shiseido Co., Ltd.	102,000	1,477
Sompo Japan Insurance Inc.	142,000	1,447
Canon, Inc.	25,200	1,360
Bank of Fukuoka, Ltd.	206,000	1,357
Yamaha Motor Co., Ltd.	88,000	1,321
Seiko Epson Corp.	29,200	1,299
Toyo Seikan Kaisha Ltd.	68,000	1,254
Nisshinbo Industries, Inc.	164,000	1,228
Kinden Corp.	164,000	1,226
Aisin Seiki Co., Ltd.	48,000	1,216
Tokyo Electric Power Co.	46,800	1,149
Ryosan Co., Ltd.	48,500	1,119
Toppan Forms Co., Ltd.	87,600	1,069
Alfresa Holdings Corp.	28,200	1,035
Koito Manufacturing Co., Ltd.	113,000	1,018
Daifuku Co., Ltd.	156,000	1,009
Nippon Meat Packers, Inc.	72,000	976
Nippon Steel Corp.	397,000	972
Ono Pharmaceutical Co., Ltd.	16,500	926
Tokyo Ohka Kogyo Co., Ltd.	35,400	708
Lintec Corp.	38,000	576
Yamatake Corp.	50,000	566
Noritake Co., Ltd.	122,000	532
Nippon Broadcasting System, Inc.	10,000	493
Inabata & Co., Ltd.	49,000	433
Toyota Tsusho Corp.	26,000	401
Nippon Yusen Kabushiki Kaisha Co.	57,000	307
Toshiba TEC Corp.	62,000	294
Fujitsu Fronttec Ltd.	32,700	268
* Nissan Diesel Motor Co., Ltd.	42,000	237
Mitsui Trust Holding Inc.	14,000	140
Tsuzuki Denki Co., Ltd.	20,000	76
Lion Corp.	8,000	47
Mitsubishi Chemical Corp.	6,000	18

		127,835

Luxembourg (0.4%)
Arcelor	203,120	4,685

Malaysia (1.4%)
Resorts World Bhd	1,840,000	4,842
Telekom Malaysia Bhd	888,000	2,711
CIMB Bhd	1,601,800	2,255
British American Tobacco Bhd	179,000	2,155
Commerce Asset Holdings Bhd	1,396,000	1,727
Carlsberg Brewery Malaysia Bhd	470,200	1,312
Malaysian Airline System Bhd	758,000	882
* Multi-Purpose Holdings Bhd	2,540,000	762
Kumpulan Guthrie Bhd	1,099,000	680
Lion Industries Corp. Bhd	380,000	177
* Digi.com Berhad	73,000	119
Malakoff Bhd	23,000	44
* Multi-Purpose Holdings Bhd. Warrants Exp. 2/26/2009	254,000	31

		17,697

Mexico (0.1%)
America Movil SA de CV Series L ADR	15,400	806
Telefonos de Mexico SA Class L ADR	16,000	613

		1,419

Netherlands (2.1%)
Royal Dutch Petroleum Co.	96,400	5,549
ING Groep NV	175,000	5,295
Koninklijke (Royal) Philips Electronics NV	141,871	3,762
Heineken NV	108,650	3,623
Koninklijke Nedlloyd NV	65,021	2,949
Koninklijke KPN NV	300,554	2,856
Wolters Kluwer NV	69,492	1,395
Koninklijke Boskalis Westminster NV	34,574	1,170
Stork NV	6,100	210

		26,809

New Zealand (0.2%)
Telecom Corp. of New Zealand Ltd.	468,517	2,081
Carter Holt Harvey Ltd.	660,000	987
Wrightson Ltd.	50,783	73

		3,141

Norway (0.3%)
DnB NOR ASA	228,000	2,249
Schibsted ASA	67,300	1,911

		4,160

Philippines (1.3%)
Ayala Corp.	64,511,300	7,586
Globe Telecom, Inc.	310,900	5,290
Jollibee Foods Corp.	2,999,000	1,523
ABS-CBN Broadcasting Corp.	3,806,100	1,255
Banco De Oro	2,613,000	1,234

		16,888

Poland (0.1%)
Polski Koncern Naftowy SA	131,942	1,665

Russia (0.1%)
OAO Gazprom ADR	38,000	1,349
Tatneft ADR	13,800	400

		1,749

Singapore (0.9%)
SembCorp Marine Ltd.	4,337,000	3,613
BIL International Ltd.	4,606,000	2,765
Great Eastern Holdings Ltd.	282,000	2,246
Overseas Union Enterprise Ltd.	343,000	1,639
United Industrial Corp., Ltd.	2,593,000	1,453

		11,716

South Africa (3.6%)
Sun International Ltd.	593,681	6,007
RMB Holdings Ltd.	1,550,600	5,989
Nedcor Ltd.	357,447	4,936
Hosken Consolidated Investments Ltd.	1,103,148	4,602
Pretoria Portland Cement Co., Ltd.	87,700	4,437
JD Group Ltd.	303,446	3,652
Anglo American PLC	145,345	3,444
FirstRand Ltd.	1,439,000	3,410
Venfin Ltd.	683,690	3,046
Anglo American Platinum Corp.	62,500	2,296
Aveng Ltd.	1,021,100	2,175
Gold Fields Ltd.	140,040	1,728

		45,722

South Korea (0.9%)
* Korea Electric Power Corp.	224,540	5,824
POSCO	21,680	3,916
Samsung Electronics Co., Ltd.	950	413
* Samyang Corp.	8,820	292
* Kookmin Bank	7,000	274
* Hyundai Motor Co. Ltd.	5,000	268
* Korea Iron & Steel Co., Ltd.	4,000	94
* KISWIRE Ltd.	3,000	50

		11,131

Spain (2.2%)
Banco Santander Central Hispano SA	436,200	5,413
Acerinox SA	272,500	4,374
Acciona SA	48,700	4,309
Banco Popular Espanol SA	63,300	4,173
Telefonica SA	141,740	2,670
* Sogecable SA	58,747	2,608
NH Hoteles SA	145,740	1,933
Amadeus Global Travel Distribution SA	138,300	1,423
Viscofan SA	58,000	587
Prosegur Cia de Seguridad SA (Registered)	20,000	394
ACS, Actividades de Contruccion y Servisios, SA	8,100	185

		28,069

Sweden (1.6%)
Svenska Handelsbanken AB A Shares	183,400	4,774
* Telefonaktiebolaget LM Ericsson AB Class B	1,324,700	4,226
TeliaSonera AB	659,500	3,950
Assa Abloy AB	189,200	3,231
Svenska Cellulosa AB B Shares	62,700	2,675
Hoganas AB B Shares	46,850	1,258

		20,114

Switzerland (1.5%)
Novartis AG (Registered)	84,840	4,275
Credit Suisse Group (Registered)	97,590	4,102
Cie. Financiere Richemont AG	109,600	3,648
Adecco SA (Registered)	42,800	2,155
Geberit AG	2,240	1,639
* Logitech International SA	25,800	1,577
Publigroupe SA	3,140	962
Kuehne & Nagel International AG	720	155

		18,513

Thailand (2.1%)
Siam Cement PLC Non-Voting Depository Receipts	1,210,200	7,601
Advanced Information Services Co. Ltd. (Foreign)	2,406,000	6,627
Siam Cement PLC (Foreign)	745,300	5,295
* Kasikornbank Public Co. Ltd. (Foreign)	2,332,900	3,363
MBK Development Public Co. Ltd. (Foreign)	813,400	1,005
National Finance & Securities PLC (Foreign)	2,307,000	808
Siam Commercial Bank PLC (Foreign)	505,300	637
GMM Grammy Public Co. Ltd. Non-Voting Depository Receipts	997,000	441
GMM Grammy Public Co. Ltd. (Foreign)	642,000	284
Post Publishing Public Co. Ltd.	1,300,000	175
Matichon PLC (Foreign)	25,000	45

		26,281

Turkey (0.3%)
Haci Omer Sabanci Holding A.S	663,053	2,581
Eregli Demir ve Celik Fabrikalari A.S	162,170	734
* Vestel Elektronik Sanayi ve Ticaret A.S	89,826	346
Akbank T.A.S	23,501	146
Anadolu Efes Biracilik ve Malt Sanayii A.S	5,983	121
Enka Insaat ve Sanayi A.S	3,774	104

		4,032

United Kingdom (9.9%)
Barclays PLC	529,500	5,957
Shell Transport & Trading Co. PLC	662,600	5,648
Tesco PLC	854,400	5,278
SABMiller PLC	301,400	5,000
Rio Tinto PLC	167,200	4,921
Hanson Building Materials PLC	518,850	4,455
BAE Systems PLC	998,100	4,417
Diageo PLC	301,128	4,296
Reckitt Benckiser PLC	140,090	4,234
Arriva PLC	400,033	4,147
Reed Elsevier PLC	393,100	3,626
Associated British Ports Holdings PLC	391,500	3,570
Carnival PLC	58,014	3,540
Vodafone Group PLC	1,254,700	3,403
Pilkington PLC	1,610,200	3,401
Intertek Testing Services PLC	239,900	3,247
Cable and Wireless PLC	1,416,600	3,243
BAA PLC	288,300	3,233
The Sage Group PLC	794,400	3,085
BP PLC	311,100	3,034
Boots Group PLC	228,500	2,876
ICAP PLC	544,600	2,841
Stagecoach Group PLC	1,204,023	2,629
Capita Group PLC	372,800	2,618
Compass Group PLC	548,835	2,595
Amvescap PLC	407,600	2,510
Provident Financial PLC	187,156	2,415
Smiths Group PLC	143,410	2,263
WPP Group PLC	190,900	2,100
Kidde PLC	627,100	2,005
ITV PLC	949,135	1,918
Hilton Group PLC	346,300	1,892
Enterprise Inns PLC	121,300	1,851
* Invensys PLC	5,973,600	1,778
* Enodis PLC	830,100	1,761
BT Group PLC	396,200	1,544
Next PLC	36,300	1,150
TBI PLC	580,000	1,030
Bunzl PLC	117,300	979
Travis Perkins PLC	25,100	835
EMI Group PLC	149,000	758
Devro PLC	285,000	681
* Corus Group PLC	676,600	656
Aviva PLC	40,700	491
AstraZeneca Group PLC	11,400	413
Halfords Group PLC	68,100	405
GlaxoSmithKline PLC	15,500	364
Sygen International PLC	408,600	338
Wolseley PLC	10,800	202
Royal Bank of Scotland Group PLC	4,900	165
* MyTravel Group PLC	748,200	86
Kier Group PLC	3,500	47
* TI Automotive Ltd.	73,500	-

		125,931

United States (32.7%)
Auto & Transportation (3.0%)
Burlington Northern Santa Fe Corp.	201,000	9,509
* Northwest Airlines Corp. Class A	634,500	6,935
FedEx Corp.	58,800	5,791
* AMR Corp.	400,500	4,386
* Kansas City Southern	242,000	4,291
Autoliv, Inc.	50,300	2,430
Overseas Shipholding Group Inc.	30,900	1,706
PACCAR, Inc.	16,300	1,312
J.B. Hunt Transport Services, Inc.	20,900	937
Harley-Davidson, Inc.	2,900	176
Consumer Discretionary (7.7%)
Costco Wholesale Corp.	314,400	15,220
Liberty Media Corp.	884,504	9,712
* Liberty Media International Inc. Class A	200,128	9,252
* PRIMEDIA Inc.	2,072,800	7,877
International Speedway Corp.	139,650	7,374
Hollinger International, Inc.	451,800	7,084
Waste Management, Inc.	235,300	7,045
Blockbuster Inc. Class A	645,100	6,154
Viacom Inc. Class A	151,600	5,621
Sabre Holdings Corp.	245,430	5,439
Home Depot, Inc.	108,900	4,654
Viad Corp.	93,600	2,667
Ethan Allen Interiors, Inc.	60,900	2,437
* 99 Cents Only Stores	99,800	1,613
* Learning Tree International, Inc.	105,100	1,408
American Eagle Outfitters, Inc.	22,300	1,050
Abercrombie & Fitch Co.	21,100	991
* Pacific Sunwear of California, Inc.	40,800	908
Darden Restaurants Inc.	17,800	494
NIKE, Inc. Class B	3,500	317
Consumer Staples (0.7%)
Altria Group, Inc.	152,900	9,342
Pilgrim's Pride Corp.	2,800	86
Financial Services (4.2%)
Moody's Corp.	117,500	10,205
Mercury General Corp.	121,900	7,304
American Express Co.	107,297	6,048
MBIA, Inc.	93,900	5,942
The Goldman Sachs Group, Inc.	50,700	5,275
Bank of America Corp.	86,900	4,084
MGIC Investment Corp.	57,900	3,990
Unitrin, Inc.	82,300	3,741
First American Corp.	34,400	1,209
The Hartford Financial Services Group Inc.	12,400	859
Bear Stearns Co., Inc.	8,000	819
Montpelier Re Holdings Ltd.	17,600	677
Doral Financial Corp.	13,700	675
Metropolitan Life Insurance Co.	11,200	454
Lehman Brothers Holdings, Inc.	4,400	385
Allstate Corp.	6,100	316
IPC Holdings Ltd.	6,400	278
Genworth Financial Inc.	5,200	140
The Chubb Corp.	1,800	138
LandAmerica Financial Group, Inc.	2,500	135
National City Corp.	1,900	71
FactSet Research Systems Inc.	600	35
Health Care (3.1%)
Schering-Plough Corp.	653,200	13,639
IMS Health, Inc.	355,630	8,254
Johnson &Johnson	108,300	6,868
Bristol-Myers Squibb Co.	206,900	5,301
Baxter International, Inc.	119,000	4,110
* Medco Health Solutions, Inc.	35,300	1,468
Integrated Oils (0.5%)
ConocoPhillips Co.	43,300	3,760
Occidental Petroleum Corp.	40,800	2,381
Other Energy (0.8%)
Baker Hughes, Inc.	124,300	5,304
Apache Corp.	18,900	956
Kerr-McGee Corp.	15,900	919
EOG Resources, Inc.	11,700	835
Chesapeake Energy Corp.	47,700	787
Burlington Resources, Inc.	14,400	626
Devon Energy Corp.	9,400	366
* Tesoro Petroleum Corp.	3,600	115
Materials & Processing (1.2%)
* Scotts Co.	107,600	7,911
Dow Chemical Co.	70,200	3,476
PPG Industries, Inc.	28,600	1,949
Sherwin-Williams Co.	12,300	549
Phelps Dodge Corp.	5,400	534
* USG Corp.	9,200	370
Metal Management, Inc.	12,300	331
Lafarge North America Inc.	5,600	287
Producer Durables (1.4%)
* Xerox Corp.	712,200	12,115
KB Home	28,600	2,986
* NVR, Inc.	1,500	1,154
Danaher Corp.	12,800	735
Deere& Co.	9,800	729
D. R. Horton, Inc.	8,600	347
Caterpillar, Inc.	2,100	205
Technology (4.9%)
* Lucent Technologies, Inc.	2,933,200	11,029
* Sun Microsystems, Inc.	1,922,300	10,342
* Apple Computer, Inc.	147,900	9,525
* Dell Inc.	147,000	6,195
Intel Corp.	214,500	5,017
Microsoft Corp.	178,800	4,776
* Agere Systems Inc. Class B	2,736,700	3,695
Seagate Technology	201,300	3,476
Raytheon Co.	83,300	3,235
* Unisys Corp.	289,300	2,945
* Oracle Corp.	137,100	1,881
* QLogic Corp.	5,300	195
* Freescale Semiconductor Inc.	5,300	94
* BMC Software, Inc.	2,600	48
Utilities(4.4%)
* Nextel Communications, Inc.	406,900	12,207
* Comcast Corp. Special Class A	268,800	8,827
* UnitedGlobalCom Inc. Class A	881,064	8,511
* Qwest Communications International Inc.	1,819,800	8,080
SBC Communications Inc.	295,116	7,605
AT&T Corp.	230,700	4,397
Sprint Corp.	91,400	2,271
TXU Corp.	30,000	1,937
Verizon Communications Inc.	36,600	1,483
MCI Inc.	48,900	986
* Alamosa Holdings, Inc.	14,600	182
Other (0.8%)
* Berkshire Hathaway Inc. Class B	3,471	10,191
General Electric Co.	4,000	146

		415,641

TOTAL COMMON STOCKS
(Cost $875,701)		1,188,040

TEMPORARY CASH INVESTMENTS (9.1%)

Money Market Fund (9.0%)
Vanguard Market Liquidity Fund, 2.26%**	113,047,952	113,048

	Face
	Amount
	(000)

U.S. Government Obligations (0.1%)
U.S. Treasury Bill
(1)1.78%, 1/27/2005	$ 1,000	999
(1)1.73%, 1/27/2005	1,000	999

		1,998

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $115,046)		115,046

TOTAL INVESTMENTS (102.6%)
(Cost $990,747)		1,303,086

OTHER ASSETS AND LIABILITIES-NET (-2.6%)		(32,763)

NET ASSETS (100%)		$ 1,270,323

*    Non-income producing security.

**    Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

(1)     Security segregated as initial margin for open futures contracts. ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard® Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2004, the cost of investment securities for tax purposes was $990,747,000. Net unrealized apreciation of investment securities for tax purposes was $312,339,000, consisting of unrealized gains of $323,809,000 on securities that had risen in value since their purchase and $11,470,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 95.1% and 7.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2004, the aggregate settlement value of open futures contracts expiring in March 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500	65	$19,723	$440

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Horizon Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Horizon Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Vanguard Horizon Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.